Provisions - additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 12, 2023	Dec. 31, 2022
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 3,042
Provisions recognized upon acquisition of Credit Suisse		$ 3,637
Increase in provisions recognized in the income statement	2,444
Release of provisions recognized in the income statement	(365)
Provisions used in conformity with designated purpose	(2,759)
Foreign currency translation and other movements	145
Balance at the end of the year	6,144
of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	3,762
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	2,586
Provisions recognized upon acquisition of Credit Suisse		2,883
Increase in provisions recognized in the income statement	909
Release of provisions recognized in the income statement	(97)
Provisions used in conformity with designated purpose	(2,344)
Foreign currency translation and other movements	85
Balance at the end of the year	4,020
Litigation, regulatory and similar matters | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	2,210
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	130
Provisions recognized upon acquisition of Credit Suisse		68
Increase in provisions recognized in the income statement	1,031
Release of provisions recognized in the income statement	(129)
Provisions used in conformity with designated purpose	(370)
Foreign currency translation and other movements	12
Balance at the end of the year	741
Real estate related onerous contracts restructuring provision	448		$ 28
Personnel-related restructuring provisions	294		$ 102
Restructuring | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	519
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	129
Provisions recognized upon acquisition of Credit Suisse		108
Increase in provisions recognized in the income statement	12
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(15)
Foreign currency translation and other movements	27
Balance at the end of the year	259
Real estate | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	114
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	197
Provisions recognized upon acquisition of Credit Suisse		$ 578
Increase in provisions recognized in the income statement	492
Release of provisions recognized in the income statement	(137)
Provisions used in conformity with designated purpose	(29)
Foreign currency translation and other movements	21
Balance at the end of the year	1,123
Other | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	$ 918